RELATED PARTIES - Advances and investments in related parties (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTIES
Total advances for property, plant and equipment	₽ 1	₽ 187
Total short-term investments in related parties	10,064	4,695
Total other investments to related parties	618	2,176
Total investments in shares of related parties	149	149
Other loans receivable
RELATED PARTIES
Total short-term investments in related parties	6
Other investments
RELATED PARTIES
Total other investments to related parties		60
Other investments in shares
RELATED PARTIES
Total investments in shares of related parties	32	32
Kapstroi Telecom
RELATED PARTIES
Total advances for property, plant and equipment		186
Other related parties
RELATED PARTIES
Total advances for property, plant and equipment	1	1
Sistema-Capital
RELATED PARTIES
Total short-term investments in related parties	9,600	3,721
Intellect Telecom | Promissory notes
RELATED PARTIES
Total short-term investments in related parties	257	230
Intellect Telecom | Loans receivable
RELATED PARTIES
Total short-term investments in related parties	77	72
MTS Bank | Bank deposits
RELATED PARTIES
Total short-term investments in related parties	67	33
MTS Bank | Loans receivable
RELATED PARTIES
Total other investments to related parties		2,116
Sistema International Funding S.A. | Sistema International Funding S.A. Bonds due in 2019
RELATED PARTIES
Total short-term investments in related parties	57	65
Sistema | Promissory notes
RELATED PARTIES
Total short-term investments in related parties		574
Sistema | Promissory notes
RELATED PARTIES
Total other investments to related parties	618
Sistema Venture Capital
RELATED PARTIES
Total investments in shares of related parties	₽ 117	₽ 117